UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS World Dividend Fund
(formerly DWS Europe Equity Fund)
	Shares	Value ($)
Common Stocks 99.6%
Australia 5.4%
Metcash Ltd.	853,741	3,573,848
Woodside Petroleum Ltd.	85,271	3,555,543
WorleyParsons Ltd.	176,420	4,887,444

(Cost $11,152,028)		12,016,835
Belgium 1.3%
Belgacom (Cost $2,768,831)	80,822	2,909,020
Canada 13.6%
Bank of Nova Scotia	65,401	3,687,562
Canadian National Railway Co.	48,340	3,277,378
Canadian Natural Resources Ltd.	130,710	5,828,333
Enbridge, Inc.	61,597	3,571,500
Franco-Nevada Corp.	61,099	1,698,093
Telus Corp.	86,318	4,279,911
Toronto-Dominion Bank	46,850	3,507,142
TransCanada Corp.	123,687	4,514,665

(Cost $28,717,319)		30,364,584
Finland 3.7%
Fortum Oyj	94,814	2,921,819
Sampo Oyj "A"	179,276	5,274,518

(Cost $6,610,120)		8,196,337
France 7.5%
Air Liquide SA	26,841	3,350,673
France Telecom SA	226,536	4,951,512
Sanofi-Aventis	44,778	3,054,871
Vivendi	185,943	5,325,632

(Cost $14,640,237)		16,682,688
Germany 7.0%
Allianz SE (Registered)	20,107	2,793,095
E.ON AG	87,815	2,931,556
Rhoen-Klinikum AG	308,532	7,179,315
Wincor Nixdorf AG (a)	34,084	2,605,182

(Cost $13,851,243)		15,509,148
Italy 1.9%
Snam Rete Gas SpA (Cost $3,872,928)	802,142	4,208,359
Japan 1.9%
NTT DoCoMo, Inc. (Cost $3,977,849)	2,434	4,341,278
Korea 1.3%
SK Telecom Co., Ltd. (ADR) (a) (Cost $3,053,359)	170,261	2,945,515
Netherlands 5.8%
Koninklijke (Royal) KPN NV	161,207	2,544,342
Koninklijke Philips Electronics NV	117,398	3,655,364
Unilever NV (CVA)	116,514	3,445,449
Wolters Kluwer NV	146,927	3,365,235

(Cost $12,268,578)		13,010,390
Singapore 1.4%
Singapore Post Ltd. (Cost $2,954,078)	3,328,000	3,075,717
Switzerland 6.4%
Nestle SA (Registered)	51,042	2,759,110
Novartis AG (Registered)	48,118	2,683,135
Roche Holding AG (Genusschein)	31,212	4,746,061
Transocean Ltd.* (a)	49,809	3,981,233

(Cost $11,750,330)		14,169,539
Taiwan 3.3%
Chunghwa Telecom Co., Ltd. (ADR)	87,756	2,621,272
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	368,304	4,813,733

(Cost $6,614,509)		7,435,005
United Kingdom 11.2%
BAE Systems PLC	652,260	3,571,433
British American Tobacco PLC	147,005	5,426,023
Imperial Tobacco Group PLC	112,876	3,225,368
National Grid PLC	364,632	3,248,199
Pearson PLC	182,243	2,990,832
Smiths Group PLC	186,407	4,064,757
Vodafone Group PLC	847,449	2,381,823

(Cost $22,504,073)		24,908,435
United States 27.9%
Air Products & Chemicals, Inc.	40,172	3,505,007
Altria Group, Inc.	181,324	4,262,927
AT&T, Inc.	79,074	2,176,117
Automatic Data Processing, Inc.	58,273	2,791,277
Bemis Co., Inc.	106,418	3,463,906
ConocoPhillips	108,956	7,785,996
Diebold, Inc. (a)	76,132	2,334,207
EOG Resources, Inc. (a)	38,681	4,115,272
Exelon Corp.	67,044	2,850,040
FirstEnergy Corp. (a)	75,227	2,942,880
Genuine Parts Co. (a)	54,610	2,826,068
Intel Corp.	289,779	6,218,657
PepsiCo, Inc.	82,949	5,334,450
Sealed Air Corp.	142,425	3,801,323
Sonoco Products Co. (a)	78,429	2,788,151
UGI Corp.	87,495	2,742,968
VF Corp. (a)	26,348	2,179,507

(Cost $58,466,744)		62,118,753

Total Common Stocks (Cost $203,202,226)		221,891,603
Securities Lending Collateral 11.5%
Daily Assets Fund Institutional, 0.25% (b) (c) (Cost $25,560,384)	25,560,384	25,560,384
Cash Equivalents 0.2%
Central Cash Management Fund, 0.18% (b) (Cost $489,470)	489,470	489,470

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $229,252,080) †	111.3	247,941,457
Other Assets and Liabilities, Net	(11.3)	(25,260,891)

Net Assets	100.0	222,680,566

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $234,905,056.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $13,036,401.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,513,317 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,476,916.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $25,154,658 which is 11.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At January 31, 2011 the DWS World Dividend Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Energy	38,239,986	17.2%
Telecommunication Services	29,150,790	13.1%
Consumer Staples	28,027,175	12.6%
Utilities	21,845,821	9.8%
Information Technology	18,763,056	8.5%
Materials	18,607,153	8.4%
Health Care	17,663,382	8.0%
Industrials	17,644,649	8.0%
Consumer Discretionary	16,687,274	7.5%
Financials	15,262,317	6.9%
Total	221,891,603	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$12,016,835	$—	$12,016,835
Belgium	—	2,909,020	—	2,909,020
Canada	30,364,584	—	—	30,364,584
Finland	—	8,196,337	—	8,196,337
France	—	16,682,688	—	16,682,688
Germany	—	15,509,148	—	15,509,148
Italy	—	4,208,359	—	4,208,359
Japan	—	4,341,278	—	4,341,278
Korea	2,945,515	—	—	2,945,515
Netherlands	—	13,010,390	—	13,010,390
Singapore	—	3,075,717	—	3,075,717
Switzerland	3,981,233	10,188,306	—	14,169,539
Taiwan	7,435,005	—	—	7,435,005
United Kingdom	—	24,908,435	—	24,908,435
United States	62,118,753	—	—	62,118,753
Short-Term Investments(d)	26,049,854	—	—	26,049,854
Total	$132,894,944	$115,046,513	$—	$247,941,457
There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011